Related Party Transactions and Material Service Agreements, Material Service Agreements (Q2) (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	May 06, 2019 USD ($) shares	May 05, 2019 shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) Extension
Other Commitments [Abstract]
Common stock issued (in shares) | shares		979,716		0		0
Loss on acquisition			$ 149,988,000	$ 0	$ 149,988,000	$ 0
Accounting Management Services [Member]
Other Commitments [Abstract]
Payments for accounting management services agreement					$ 8,370		$ 2,600
Period of payment					14 days		14 days
Payments related to agreement			100,000		$ 200,000
Marketing Services [Member]
Other Commitments [Abstract]
Payments related to agreement			$ 200,000		400,000	$ 200,000
Placement and Selling Agent [Member]
Other Commitments [Abstract]
Payments related to agreement					$ 0		$ 100,000
Term of agreement							6 months
Agreement base fee							$ 0
Percentage of commission on cash proceeds							5.00%
Number of term extensions | Extension							1
Term of extended agreement							12 months
Notice period to extend term before initial term expires							60 days
Stock issuance costs expensed	$ 100,000
Loss on acquisition	$ 4,800,000
Placement and Selling Agent [Member] | Common Stock [Member]
Other Commitments [Abstract]
Common stock issued (in shares) | shares	798,492